TrueShares Technology AI & Deep Learning ETF
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Value
Auto Parts & Equipment - 1.7%
Mobileye Global, Inc. - Class A (a)	44,613	$611,198

Biotechnology - 6.8%
Relay Therapeutics, Inc. (a)	60,004	424,829
Structure Therapeutics, Inc. - ADR (a)	45,480	1,996,117
		2,420,946

Computers - 11.3%
Crowdstrike Holdings, Inc. - Class A (a)	9,816	2,753,093
Zscaler, Inc. (a)	7,301	1,248,033
		4,001,126

Internet - 6.9%
Amazon.com, Inc. (a)	9,366	1,745,167
Okta, Inc. (a)	9,450	702,513
		2,447,680

Pharmaceuticals - 10.6%
AbCellera Biologics, Inc. (a)	134,414	349,476
Eli Lilly & Co.	2,069	1,833,010
Novo Nordisk AS - ADR	13,158	1,566,723
		3,749,209

Semiconductors - 16.8%
Advanced Micro Devices, Inc. (a)	13,874	2,276,446
NVIDIA Corp.	30,172	3,664,088
		5,940,534

Software - 43.6%(b)
Cloudflare, Inc. - Class A (a)	25,585	2,069,571
Datadog, Inc. - Class A (a)	14,638	1,684,248
Elastic N.V. (a)	21,898	1,680,890
MongoDB, Inc. (a)	6,087	1,645,620
Samsara, Inc. - Class A (a)	67,105	3,229,093
Schrodinger, Inc. (a)	40,000	742,000
SentinelOne, Inc. - Class A (a)	68,440	1,637,085
ServiceNow, Inc. (a)	1,301	1,163,601
Snowflake, Inc. - Class A (a)	13,859	1,591,845
		15,443,953
TOTAL COMMON STOCKS (Cost $34,646,098)		34,614,646

SHORT-TERM INVESTMENTS - 2.3%
Money Market Funds - 2.3%	Shares
First American Treasury Obligations Fund - Class X, 4.79% (c)	831,300	831,300
TOTAL SHORT-TERM INVESTMENTS (Cost $831,300)		831,300

TOTAL INVESTMENTS - 100.0% (Cost $35,477,398)		35,445,946
Liabilities in Excess of Other Assets - (0.0)% (d)		(14,187)
TOTAL NET ASSETS - 100.0%		$35,431,759

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

TrueShares Technology AI & Deep Learning ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$34,614,646	$–	$–	$34,614,646
Money Market Funds	831,300	–	–	831,300
Total Investments	$35,445,946	$–	$–	$35,445,946

Refer to the Schedule of Investments for further disaggregation of investment categories.